Fair Value - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		$ (346)
Total Gains (Losses)
Purchases, sales, issuances and settlements, other, net		33
Equity Securities | Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ 7
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	417	790
Total Gains (Losses)
Included in other income		6
Ending balance	424	417
Fair Value Swap | Recurring basis | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(226)	(226)
Total Gains (Losses)
Ending Balance	$ (226)	$ (226)